Segment information - Geographic (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographical information
Net sales	€ 22,258	€ 24,911	€ 22,202
Non-current assets	9,447	9,874
Finland
Geographical information
Net sales	1,192	1,697	1,605
Non-current assets	1,549	1,365
United States
Geographical information
Net sales	5,373	7,949	6,791
Non-current assets	4,383	5,032
India
Geographical information
Net sales	2,835	1,283	1,022
France
Geographical information
Net sales	792	862	847
Non-current assets	2,139	2,180
Great Britain
Geographical information
Net sales	786	759	650
Other
Geographical information
Net sales	11,280	12,361	€ 11,287
Non-current assets	€ 1,376	€ 1,297